Loans and Allowance for Credit Losses (Tables)	9 Months Ended
Jul. 31, 2026
Disclosure of Loans and Allowance for Credit Losses [Abstract]
Summary of Continuity in Loss Allowance by Each Product Type
The following tables show the continuity in the loss allowance by product type for the three and nine months ended July 31, 2026 and July 31, 2025. Transfers represent the amount of ECL that moved between stages during the period, for example, moving from a 12-month (Stage 1) to lifetime (Stage 2) ECL measurement basis. Net remeasurements represent the ECL impact due to transfers between stages, as well as changes in economic forecasts and credit quality. Model changes include the ECL impact of new calculation models or methodologies which may impact the need for previously established experienced credit judgments.

(Canadian $ in millions)
For the three months ended	July 31, 2026				July 31, 2025
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Loans: Residential mortgages
Balance as at beginning of period	$49	$150	$22	$221	$67	$194	$18	$279
Transfer to Stage 1	8	(8)	–	–	36	(35)	(1)	–
Transfer to Stage 2	(2)	13	(11)	–	(2)	11	(9)	–
Transfer to Stage 3	–	(12)	12	–	–	(16)	16	–
Net remeasurement of loss allowance	(9)	7	33	31	(52)	(9)	8	(53)
Loan originations	5	–	–	5	8	–	–	8
Derecognitions and maturities	(3)	(4)	–	(7)	(2)	(5)	–	(7)
Model changes (2)	–	–	–	–	23	24	–	47
Total PCL (3)	(1)	(4)	34	29	11	(30)	14	(5)
Write-offs (4)	–	–	(4)	(4)	–	–	(2)	(2)
Recoveries of previous write-offs	–	–	1	1	–	–	2	2
Foreign exchange and other	–	1	(18)	(17)	1	1	(23)	(21)
Balance as at end of period	$48	$147	$35	$230	$79	$165	$9	$253
Loans: Consumer instalment and other personal
Balance as at beginning of period	$204	$601	$162	$967	$183	$545	$179	$907
Transfer to Stage 1	86	(82)	(4)	–	85	(79)	(6)	–
Transfer to Stage 2	(13)	23	(10)	–	(14)	28	(14)	–
Transfer to Stage 3	(2)	(50)	52	–	(1)	(45)	46	–
Net remeasurement of loss allowance	(78)	99	96	117	(90)	55	121	86
Loan originations	8	–	–	8	8	–	–	8
Derecognitions and maturities	(5)	(11)	–	(16)	(6)	(10)	–	(16)
Model changes (2)	–	–	–	–	13	47	–	60
Total PCL (3)	(4)	(21)	134	109	(5)	(4)	147	138
Write-offs (4)	–	–	(169)	(169)	–	–	(181)	(181)
Recoveries of previous write-offs	–	–	42	42	–	–	43	43
Foreign exchange and other	3	4	(13)	(6)	–	–	(23)	(23)
Balance as at end of period	$203	$584	$156	$943	$178	$541	$165	$884
Loans: Credit cards
Balance as at beginning of period	$217	$570	$–	$787	$217	$508	$–	$725
Transfer to Stage 1	68	(67)	(1)	–	61	(61)	–	–
Transfer to Stage 2	(16)	16	–	–	(22)	22	–	–
Transfer to Stage 3	(2)	(136)	138	–	(2)	(116)	118	–
Net remeasurement of loss allowance	(41)	215	36	210	(37)	203	81	247
Loan originations	12	–	–	12	11	–	–	11
Derecognitions and maturities	(3)	(10)	–	(13)	(4)	(20)	–	(24)
Model changes (2)	–	–	–	–	–	–	–	–
Total PCL (3)	18	18	173	209	7	28	199	234
Write-offs (4)	–	–	(203)	(203)	–	–	(234)	(234)
Recoveries of previous write-offs	–	–	49	49	–	–	55	55
Foreign exchange and other	1	1	(19)	(17)	(1)	–	(20)	(21)
Balance as at end of period	$236	$589	$–	$825	$223	$536	$–	$759
Loans: Business and government
Balance as at beginning of period	$908	$1,938	$977	$3,823	$902	$2,022	$781	$3,705
Transfer to Stage 1	111	(107)	(4)	–	154	(139)	(15)	–
Transfer to Stage 2	(35)	43	(8)	–	(37)	41	(4)	–
Transfer to Stage 3	(2)	(54)	56	–	(2)	(71)	73	–
Net remeasurement of loss allowance	(104)	197	323	416	(148)	283	359	494
Loan originations	107	–	–	107	73	–	–	73
Derecognitions and maturities	(34)	(110)	–	(144)	(39)	(96)	–	(135)
Model changes (2)	–	–	–	–	–	–	–	–
Total PCL (3)	43	(31)	367	379	1	18	413	432
Write-offs (4)	–	–	(307)	(307)	–	–	(259)	(259)
Recoveries of previous write-offs	–	–	81	81	–	–	80	80
Foreign exchange and other	36	61	(41)	56	(2)	20	(86)	(68)
Balance as at end of period	$987	$1,968	$1,077	$4,032	$901	$2,060	$929	$3,890
Total as at end of period	$1,474	$3,288	$1,268	$6,030	$1,381	$3,302	$1,103	$5,786
Comprising: Loans	$1,139	$2,898	$1,210	$5,247	$1,130	$2,980	$1,055	$5,165
Other credit instruments (5)	335	390	58	783	251	322	48	621
(1)Includes changes in the allowance for purchased credit impaired (PCI) loans.
(2)Represents the impact of IFRS 9 model enhancements, which reduced the need for previously established experienced credit judgement overlays.
(3)Excludes PCL on other assets of $(4) million for the three months ended July 31, 2026 ($(2) million for the three months ended July 31, 2025).
(4)Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.
(5)Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

(Canadian $ in millions)
For the nine months ended	July 31, 2026				July 31, 2025
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Loans: Residential mortgages
Balance as at beginning of period	$56	$179	$12	$247	$56	$186	$19	$261
Transfer to Stage 1	92	(91)	(1)	–	118	(116)	(2)	–
Transfer to Stage 2	(9)	53	(44)	–	(7)	25	(18)	–
Transfer to Stage 3	–	(42)	42	–	–	(34)	34	–
Net remeasurement of loss allowance	(31)	52	80	101	(126)	92	26	(8)
Loan originations	11	–	–	11	18	–	–	18
Derecognitions and maturities	(6)	(15)	–	(21)	(3)	(12)	–	(15)
Model changes (2)	(64)	12	–	(52)	23	24	–	47
Total PCL (3)	(7)	(31)	77	39	23	(21)	40	42
Write-offs (4)	–	–	(10)	(10)	–	–	(7)	(7)
Recoveries of previous write-offs	–	–	6	6	–	–	6	6
Foreign exchange and other	(1)	(1)	(50)	(52)	–	–	(49)	(49)
Balance as at end of period	$48	$147	$35	$230	$79	$165	$9	$253
Loans: Consumer instalment and other personal
Balance as at beginning of period	$200	$555	$160	$915	$197	$471	$175	$843
Transfer to Stage 1	249	(238)	(11)	–	232	(216)	(16)	–
Transfer to Stage 2	(45)	76	(31)	–	(42)	81	(39)	–
Transfer to Stage 3	(6)	(144)	150	–	(5)	(130)	135	–
Net remeasurement of loss allowance	(196)	364	351	519	(225)	319	367	461
Loan originations	25	–	–	25	24	–	–	24
Derecognitions and maturities	(13)	(31)	–	(44)	(15)	(29)	–	(44)
Model changes (2)	(11)	2	–	(9)	13	47	–	60
Total PCL (3)	3	29	459	491	(18)	72	447	501
Write-offs (4)	–	–	(536)	(536)	–	–	(519)	(519)
Recoveries of previous write-offs	–	–	116	116	–	–	115	115
Foreign exchange and other	–	–	(43)	(43)	(1)	(2)	(53)	(56)
Balance as at end of period	$203	$584	$156	$943	$178	$541	$165	$884
Loans: Credit cards
Balance as at beginning of period	$188	$603	$–	$791	$233	$472	$–	$705
Transfer to Stage 1	271	(270)	(1)	–	185	(185)	–	–
Transfer to Stage 2	(51)	52	(1)	–	(68)	68	–	–
Transfer to Stage 3	(5)	(383)	388	–	(6)	(335)	341	–
Net remeasurement of loss allowance	(186)	620	169	603	(152)	567	241	656
Loan originations	31	–	–	31	44	–	–	44
Derecognitions and maturities	(9)	(33)	–	(42)	(10)	(39)	–	(49)
Model changes (2)	(4)	–	–	(4)	–	–	–	–
Total PCL (3)	47	(14)	555	588	(7)	76	582	651
Write-offs (4)	–	–	(630)	(630)	–	–	(687)	(687)
Recoveries of previous write-offs	–	–	135	135	–	–	164	164
Foreign exchange and other	1	–	(60)	(59)	(3)	(12)	(59)	(74)
Balance as at end of period	$236	$589	$–	$825	$223	$536	$–	$759
Loans: Business and government
Balance as at beginning of period	$931	$1,997	$858	$3,786	$892	$1,698	$537	$3,127
Transfer to Stage 1	435	(423)	(12)	–	406	(370)	(36)	–
Transfer to Stage 2	(193)	285	(92)	–	(207)	279	(72)	–
Transfer to Stage 3	(5)	(221)	226	–	(6)	(291)	297	–
Net remeasurement of loss allowance	(363)	186	968	791	(291)	989	1,139	1,837
Loan originations	264	–	–	264	219	–	–	219
Derecognitions and maturities	(101)	(343)	–	(444)	(107)	(280)	–	(387)
Model changes (2)	10	468	–	478	–	–	–	–
Total PCL (3)	47	(48)	1,090	1,089	14	327	1,328	1,669
Write-offs (4)	–	–	(887)	(887)	–	–	(883)	(883)
Recoveries of previous write-offs	–	–	192	192	–	–	234	234
Foreign exchange and other	9	19	(176)	(148)	(5)	35	(287)	(257)
Balance as at end of period	$987	$1,968	$1,077	$4,032	$901	$2,060	$929	$3,890
Total as at end of period	$1,474	$3,288	$1,268	$6,030	$1,381	$3,302	$1,103	$5,786
Comprising: Loans	$1,139	$2,898	$1,210	$5,247	$1,130	$2,980	$1,055	$5,165
Other credit instruments (5)	335	390	58	783	251	322	48	621
(1)Includes changes in the allowance for PCI loans.
(2)Represents the impact of IFRS 9 model enhancements, which reduced the need for previously established experienced credit judgement overlays.
(3)Excludes PCL on other assets of $nil million for the nine months ended July 31, 2026 ($(1) million for the nine months ended July 31, 2025).
(4)Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.
(5)Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at July 31, 2026 and October 31, 2025. Stage 1 represents performing loans carried with up to a 12-month ECL, Stage 2 represents performing loans carried with a lifetime ECL, and Stage 3 represents loans with a lifetime ECL that are credit impaired.

(Canadian $ in millions)
For the three months ended	July 31, 2026				October 31, 2025
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Loans: Residential mortgages (2)
Exceptionally low	$–	$–	$–	$–	$1	$–	$–	$1
Very low	116,655	684	–	117,339	110,299	844	–	111,143
Low	44,788	5,769	–	50,557	50,148	3,051	–	53,199
Medium	6,377	5,020	–	11,397	7,048	6,713	–	13,761
High	287	3,392	–	3,679	240	3,032	–	3,272
Not rated (3)	12,272	545	–	12,817	12,802	952	–	13,754
Impaired	–	–	1,135	1,135	–	–	903	903
Gross residential mortgages	180,379	15,410	1,135	196,924	180,538	14,592	903	196,033
ACL	48	147	35	230	56	178	12	246
Carrying amount	180,331	15,263	1,100	196,694	180,482	14,414	891	195,787
Loans: Consumer instalment and other personal
Exceptionally low	10,523	16	–	10,539	9,984	1	–	9,985
Very low	40,307	1,049	–	41,356	21,962	35	–	21,997
Low	7,390	1,840	–	9,230	26,238	2,682	–	28,920
Medium	6,530	6,543	–	13,073	6,991	5,566	–	12,557
High	660	2,450	–	3,110	670	2,164	–	2,834
Not rated (3)	15,022	1,325	–	16,347	14,812	1,009	–	15,821
Impaired	–	–	614	614	–	–	627	627
Gross consumer instalment and other personal	80,432	13,223	614	94,269	80,657	11,457	627	92,741
ACL	183	552	156	891	182	532	160	874
Carrying amount	80,249	12,671	458	93,378	80,475	10,925	467	91,867
Loans: Credit cards (4)
Exceptionally low	1,683	–	–	1,683	1,643	–	–	1,643
Very low	2,091	15	–	2,106	2,129	4	–	2,133
Low	1,786	61	–	1,847	1,846	80	–	1,926
Medium	3,382	802	–	4,184	3,550	1,191	–	4,741
High	867	979	–	1,846	592	1,232	–	1,824
Not rated (3)	286	89	–	375	260	122	–	382
Impaired	–	–	–	–	–	–	–	–
Gross credit cards	10,095	1,946	–	12,041	10,020	2,629	–	12,649
ACL	158	524	–	682	125	527	–	652
Carrying amount	9,937	1,422	–	11,359	9,895	2,102	–	11,997
Loans: Business and government (2) (5)
Acceptable
Investment grade	209,777	5,315	–	215,092	188,707	3,873	–	192,580
Sub-investment grade	132,650	29,375	–	162,025	139,069	22,700	–	161,769
Watchlist	109	17,660	–	17,769	123	21,466	–	21,589
Impaired	–	–	5,054	5,054	–	–	5,561	5,561
Gross business and government	342,536	52,350	5,054	399,940	327,899	48,039	5,561	381,499
ACL	750	1,675	1,019	3,444	756	1,720	802	3,278
Carrying amount	341,786	50,675	4,035	396,496	327,143	46,319	4,759	378,221
Total gross loans and acceptances	613,442	82,929	6,803	703,174	599,114	76,717	7,091	682,922
Total net loans and acceptances	612,303	80,031	5,593	697,927	597,995	73,760	6,117	677,872
Commitments and financial guarantee contracts
Acceptable
Investment grade	220,375	6,380	–	226,755	202,913	1,544	–	204,457
Sub-investment grade	61,727	20,550	–	82,277	65,393	13,733	–	79,126
Watchlist	–	7,837	–	7,837	6	9,086	–	9,092
Impaired	–	–	1,704	1,704	–	–	1,660	1,660
Gross commitments and financial guarantee contracts	282,102	34,767	1,704	318,573	268,312	24,363	1,660	294,335
ACL	335	390	58	783	256	377	56	689
Carrying amount (6) (7)	$281,767	$34,377	$1,646	$317,790	$268,056	$23,986	$1,604	$293,646
(1)Includes PCI loans.
(2)Includes $67 million ($79 million as at October 31, 2025) of residential mortgages and $12,649 million ($13,231 million as at October 31, 2025) of business and government loans that are classified and measured at FVTPL, and not subject to ECL.
(3)Includes purchased portfolios and certain cases where an internal risk rating is not assigned. Alternative credit risk assessments, rating methodologies, policies and tools are used to manage credit risk for these portfolios.
(4)Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.
(5)Includes customers’ liability under acceptances.
(6)Represents the total contractual amounts of undrawn credit facilities and other off-balance sheet exposures, excluding personal lines of credit and credit cards, which are unconditionally cancellable at our discretion.
(7)Certain commercial borrower commitments are conditional and may include recourse to counterparties.

Summary of Disclosure Of Financial Assets That Are Past Due But Not Impaired	The following table presents loans that are past due but not classified as impaired as at July 31, 2026 and October 31, 2025. Loans for which payment is less than 30 days past due are excluded as they are not generally representative of the borrower’s ability to meet their payment obligations.

(Canadian $ in millions)	July 31, 2026			October 31, 2025
	30 to 89 days	90 days or more (1)	Total	30 to 89 days	90 days or more (1)	Total
Residential mortgages	$846	$8	$854	$854	$7	$861
Credit cards, consumer instalment and other personal	712	156	868	661	171	832
Business and government	561	10	571	616	8	624
Total	$2,119	$174	$2,293	$2,131	$186	$2,317
(1) Fully secured loans with amounts over 90 days past due that we have not classified as impaired totalled $8 million as at July 31, 2026 ($7 million as at October 31, 2025).

Summary of Key Economic Variables Used to Estimate Allowance on Performing Loans During Forecast Period
The following tables show the key economic variables used to estimate the allowance for performing loans forecast over the next 12 months or lifetime measurement period. The variables as at July 31, 2026 include the impact of tariffs, trade policy uncertainty, and higher oil prices arising from the Iran conflict on the economic outlook. While the values disclosed below are national variables, we use regional variables in the underlying models and consider factors impacting particular industries where appropriate.

	As at July 31, 2026
	Scenarios
All figures are average annual values	Upside		Base		Downside		Severe downside
	First 12	Remaining	First 12	Remaining	First 12	Remaining	First 12	Remaining
	months	horizon (1)	months	horizon (1)	months	horizon (1)	months	horizon (1)
Real GDP growth rates (2)
Canada	4.2%	2.9%	1.4%	2.0%	(2.8)%	1.5%	(4.1)%	1.2%
United States	4.2%	2.4%	1.9%	1.9%	(2.4)%	1.4%	(3.6)%	1.3%
Corporate BBB 10-year spread
Canada	1.3%	1.8%	1.9%	2.0%	3.6%	3.0%	4.2%	3.5%
United States	1.0%	1.5%	1.7%	1.9%	3.7%	3.0%	4.6%	3.6%
Unemployment rates
Canada	5.4%	4.9%	6.5%	6.1%	9.2%	9.4%	9.9%	10.4%
United States	3.8%	3.4%	4.3%	4.2%	6.9%	7.5%	7.8%	8.7%
Housing Price Index (2)
Canada (3)	3.4%	6.0%	(1.7)%	3.5%	(10.8)%	(0.2)%	(20.0)%	(5.0)%
United States (4)	5.5%	4.0%	2.4%	2.5%	(2.2)%	(11.0)%	(4.8)%	(17.7)%
(1)The remaining forecast period is two years.
(2)Real gross domestic product (GDP) and housing price index are averages of quarterly year-over-year growth rates.
(3)In Canada, we use the Housing Price Index Benchmark Composite.
(4)In the United States, we use the National Case-Shiller House Price Index.

	As at October 31, 2025
	Scenarios
All figures are average annual values	Upside		Base		Downside		Severe downside
	First 12	Remaining	First 12	Remaining	First 12	Remaining	First 12	Remaining
	months	horizon (1)	months	horizon (1)	months	horizon (1)	months	horizon (1)
Real GDP growth rates (2)
Canada	3.6%	2.8%	1.1%	2.1%	(2.7)%	1.6%	(4.0)%	1.2%
United States	4.5%	2.4%	1.7%	1.8%	(2.3)%	1.4%	(3.5)%	1.3%
Corporate BBB 10-year spread
Canada	1.2%	1.8%	1.7%	2.0%	3.4%	3.0%	4.2%	3.5%
United States	0.8%	1.5%	1.5%	1.9%	3.5%	3.0%	4.6%	3.6%
Unemployment rates
Canada	6.0%	5.5%	7.1%	6.4%	9.4%	9.6%	9.9%	10.5%
United States	3.6%	3.1%	4.5%	4.4%	6.8%	7.5%	7.5%	8.4%
Housing Price Index (2)
Canada (3)	3.9%	5.8%	(0.4)%	3.4%	(10.5)%	(0.7)%	(19.4)%	(5.0)%
United States (4)	3.7%	3.9%	0.7%	2.4%	(11.6)%	(1.1)%	(20.0)%	(4.3)%
(1)The remaining forecast period is two years.
(2)Real gross domestic product (GDP) and housing price index are averages of quarterly year-over-year growth rates.
(3)In Canada, we use the Housing Price Index Benchmark Composite.
(4)In the United States, we use the National Case-Shiller House Price Index.